Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue based on Product Categories and Customer Class
We disaggregate our revenue based on product type and customer class as shown in the tables below for the years ended December 31, 2021, 2020 and 2019:

(in thousands)	2021	2020	2019
Consumables and related revenues	$1,027,215	$774,234	$665,866
Instruments	116,449	129,742	71,266
Molecular Diagnostics	1,143,664	903,976	737,132
Consumables and related revenues	959,093	841,201	688,281
Instruments	148,900	125,169	101,011
Life Sciences	1,107,993	966,370	789,292
Total	$2,251,657	$1,870,346	$1,526,424
Additionally, we disaggregate our revenue based on product category as shown in the tables below for the years ended December 31, 2021, 2020 and 2019:

(in thousands)	2021	2020	2019
Sample technologies	$850,636	$803,867	$548,365
Diagnostic solutions	638,759	460,757	465,503
PCR / Nucleic acid amplification	433,972	363,552	224,685
Genomics / NGS	245,066	165,570	183,768
Other	83,224	76,600	104,103
Total	$2,251,657	$1,870,346	$1,526,424